Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Initial Class
April 30, 2026
Prospectus

Effective September 1, 2026, the following information replaces similar information for Consumer Discretionary Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jordan Michaels (Co-Portfolio Manager) has managed the fund since 2022.
It is expected that Mr. Michaels will transition off of the fund effective on or about November 30, 2026. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2026.
Effective September 1, 2026, the following information replaces similar information for Consumer Staples Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2020.
Landon Finter (Co-Portfolio Manager) has managed the fund since 2026.
Effective September 1, 2026, the following information replaces the biographical information for Consumer Discretionary Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jordan Michaels is Co-Portfolio Manager of VIP Consumer Discretionary Portfolio, which he has managed since 2022. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Michaels has worked as a research associate, research analyst, and portfolio manager.
It is expected that Mr. Michaels will transition off of VIP Consumer Discretionary Portfolio effective on or about November 30, 2026. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.
Ben Shuleva is Co-Portfolio Manager of VIP Consumer Discretionary Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.
Effective September 1, 2026, the following information replaces the biographical information for Consumer Staples Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Ben Shuleva is Co-Portfolio Manager of VIP Consumer Staples Portfolio, which he has managed since 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.
Landon Finter is Co-Portfolio Manager of VIP Consumer Staples Portfolio, which he has managed since 2026.  He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Finter has worked as a research analyst and portfolio manager.
VIPFCI-PSTK-0826-174 1.765122.174	August 27, 2026
Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Investor Class
April 30, 2026
Prospectus

Effective September 1, 2026, the following information replaces similar information for Consumer Discretionary Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jordan Michaels (Co-Portfolio Manager) has managed the fund since 2022.
It is expected that Mr. Michaels will transition off of the fund effective on or about November 30, 2026. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2026.
Effective September 1, 2026, the following information replaces similar information for Consumer Staples Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2020.
Landon Finter (Co-Portfolio Manager) has managed the fund since 2026.
Effective September 1, 2026, the following information replaces the biographical information for Consumer Discretionary Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jordan Michaels is Co-Portfolio Manager of VIP Consumer Discretionary Portfolio, which he has managed since 2022. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Michaels has worked as a research associate, research analyst, and portfolio manager.
It is expected that Mr. Michaels will transition off of VIP Consumer Discretionary Portfolio effective on or about November 30, 2026. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.
Ben Shuleva is Co-Portfolio Manager of VIP Consumer Discretionary Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.
Effective September 1, 2026, the following information replaces the biographical information for Consumer Staples Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Ben Shuleva is Co-Portfolio Manager of VIP Consumer Staples Portfolio, which he has managed since 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.
Landon Finter is Co-Portfolio Manager of VIP Consumer Staples Portfolio, which he has managed since 2026.  He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Finter has worked as a research analyst and portfolio manager.
VIPINVF-PSTK-0826-153 1.824639.153	August 27, 2026
Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Service Class 2
April 30, 2026
Prospectus

Effective September 1, 2026, the following information replaces similar information for Consumer Discretionary Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jordan Michaels (Co-Portfolio Manager) has managed the fund since 2022.
It is expected that Mr. Michaels will transition off of the fund effective on or about November 30, 2026. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2026.
Effective September 1, 2026, the following information replaces similar information for Consumer Staples Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Ben Shuleva (Co-Portfolio Manager) has managed the fund since 2020.
Landon Finter (Co-Portfolio Manager) has managed the fund since 2026.
Effective September 1, 2026, the following information replaces the biographical information for Consumer Discretionary Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Jordan Michaels is Co-Portfolio Manager of VIP Consumer Discretionary Portfolio, which he has managed since 2022. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Michaels has worked as a research associate, research analyst, and portfolio manager.
It is expected that Mr. Michaels will transition off of VIP Consumer Discretionary Portfolio effective on or about November 30, 2026. At that time, Mr. Shuleva will assume sole portfolio manager responsibilities for the fund.
Ben Shuleva is Co-Portfolio Manager of VIP Consumer Discretionary Portfolio, which he has managed since 2026. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.
Effective September 1, 2026, the following information replaces the biographical information for Consumer Staples Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Ben Shuleva is Co-Portfolio Manager of VIP Consumer Staples Portfolio, which he has managed since 2020. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shuleva has worked as a research analyst and portfolio manager.
Landon Finter is Co-Portfolio Manager of VIP Consumer Staples Portfolio, which he has managed since 2026.  He also manages other funds. Since joining Fidelity Investments in 2015, Mr. Finter has worked as a research analyst and portfolio manager.
VIPSF-SC2-PSTK-0826-104 1.9911403.104	August 27, 2026